Consolidated Statements of Financial Condition (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Consolidated Statements of Financial Condition [Abstract]
Fair value of mortgage-backed securities held-to-maturity	$ 4,368,423	$ 6,199,507
Fair value of investment securities held to maturity	$ 545,761	$ 3,867,488
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	3,200,000,000	3,200,000,000
Common stock, shares issued	741,466,555	741,466,555
Common stock, shares outstanding	527,571,496	526,718,310
Treasury stock, shares	213,895,059	214,748,245